UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  June 30, 2000

Check  here  if  Amendment  [ ];  Amendment  Number:
This  Amendment  (Check  only  one.):  [ ] is  a  restatement.
                                       [ ] adds  new  holdings entries.

Institutional  Investment  Manager  Filing  this  Report:
Name:     Metropolitan  West  Securities  Inc.
Address:  610  Newport  Center  Drive,  Suite 150
          Newport  Beach,  CA  92660

Form  13F  File  Number:  28-05507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:
Name:   Roberta  J.  Allbritton
Title:  Director  of Operations
Phone:  (949)718-9701
Signature,  Place,  and  Date  of  Signing:

/S/ Roberta J. Allbritton         Newport Beach, CA          02/14/00
[Signature]  [City, State]            [Date]

Report  Type  (Check  only  one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

Form  13F  File  Number     Name

28-05723         METROPOLITAN WEST CAPITAL MANAGEMENT, LLC

[Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other Included Managers:                  0
                                            -----------

Form  13F Information Table Entry Total:              0
                                            -----------

Form  13F Information Table Value Total:    $         0
                                            -----------
                                            (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Number      Name
28-05723             METROPOLITAN WEST CAPITAL MANAGEMENT, LLC

[Repeat as necessary.]

                                                     SECURITIES AND EMISSION 13-F WORKSHEET
                                                               SEC 13F WORKSHEET
                                                                 AS OF 6/30/2000

                                                  ITEM 4        ITEM 5              ITEM 6                    ITEM 8
ITEM 1 & 2                         ITEM 3         FAIR         SHARES OR          INVESTMENT      ITEM   VOTING AUTHORITY
NAME OF ISSUE                      CUSIP          MARKET       PRINCIPAL          DISCRETION       7          SHARES
TITLE OF CLASS                     NUMBER         VALUE          AMOUNT      SOLE  SHARED  OTHER  MGRS  SOLE  SHARED  NONE
-------------------------------  -----------  --------------  -------------  ----  ------  -----  ----  ----  ------  -----
NONE                             N/A          N/A                         0     0  N/A         0     0     0       0      0